CASH DISTRIBUTIONS - General Partner Distribution Incentives (Details) - $ / shares			3 Months Ended	9 Months Ended		12 Months Ended
		Apr. 01, 2015	Mar. 31, 2017	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Apr. 25, 2017	Mar. 31, 2016
Common units
Schedule of Capitalization, Equity [Line Items]
Number of units	[1]		68,600,000			67,400,000	64,300,000	63,600,000		64,700,000
Limited Partners | Common units
Schedule of Capitalization, Equity [Line Items]
Number of units						67,454,831
Limited Partners | Common units | TC PipeLines GP, Inc.
Schedule of Capitalization, Equity [Line Items]
Number of units						5,797,106			5,797,106
General Partner | TC PipeLines GP, Inc.
Schedule of Capitalization, Equity [Line Items]
General partner interest (as a percent)		2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Minimum Quarterly Distribution
Schedule of Capitalization, Equity [Line Items]
Total Quarterly Distribution Per Unit Target Amount (in dollars per unit)						$ 0.45
Minimum Quarterly Distribution | Limited Partners | Common units
Schedule of Capitalization, Equity [Line Items]
Marginal Percentage Interest in Distribution, Common Unitholders (as a percent)						98.00%
Minimum Quarterly Distribution | General Partner
Schedule of Capitalization, Equity [Line Items]
Marginal Percentage Interest in Distribution, General Partner (includes IDRs)						2.00%
First Target Distribution | Minimum
Schedule of Capitalization, Equity [Line Items]
Total Quarterly Distribution Per Unit Target Amount (in dollars per unit)						$ 0.45
First Target Distribution | Maximum
Schedule of Capitalization, Equity [Line Items]
Total Quarterly Distribution Per Unit Target Amount (in dollars per unit)						$ 0.81
First Target Distribution | Limited Partners | Common units
Schedule of Capitalization, Equity [Line Items]
Marginal Percentage Interest in Distribution, Common Unitholders (as a percent)						98.00%
First Target Distribution | General Partner
Schedule of Capitalization, Equity [Line Items]
Marginal Percentage Interest in Distribution, General Partner (includes IDRs)						2.00%
Second Target Distribution | Minimum
Schedule of Capitalization, Equity [Line Items]
Total Quarterly Distribution Per Unit Target Amount (in dollars per unit)						$ 0.81
Second Target Distribution | Maximum
Schedule of Capitalization, Equity [Line Items]
Total Quarterly Distribution Per Unit Target Amount (in dollars per unit)						$ 0.88
Second Target Distribution | Limited Partners | Common units
Schedule of Capitalization, Equity [Line Items]
Marginal Percentage Interest in Distribution, Common Unitholders (as a percent)						85.00%
Second Target Distribution | General Partner
Schedule of Capitalization, Equity [Line Items]
Marginal Percentage Interest in Distribution, General Partner (includes IDRs)						15.00%
Thereafter | Minimum
Schedule of Capitalization, Equity [Line Items]
Total Quarterly Distribution Per Unit Target Amount (in dollars per unit)						$ 0.88
Thereafter | Limited Partners | Common units
Schedule of Capitalization, Equity [Line Items]
Marginal Percentage Interest in Distribution, Common Unitholders (as a percent)						75.00%
Thereafter | General Partner
Schedule of Capitalization, Equity [Line Items]
Marginal Percentage Interest in Distribution, General Partner (includes IDRs)						25.00%

[1]	Recast to consolidate PNGTS for all periods presented (Refer to Note 2).